                                  MassMutual
                                 PARTICIPATION
                                   INVESTORS



                                    [LOGO]




                              REPORT for the SIX
                             MONTHS ENDED 6/30/00

MassMutual Participation Investors
    1295 State Street
    Springfield, Massachusetts 01111
    (413) 744-8480


[LOGO]


[LOGO]

Adviser
    David L. Babson &
    Company, Incorporated

Auditor
    Deloitte & Touche, LLP
    New York, New York  10281

Custodian
    The Chase Manhattan Bank, N.A.

Transfer Agent & Registrar
    Shareholder Financial Services, Inc.
    P.O. Box 173673
    Denver, Colorado  80217-3673
    1-800-647-7374


                   Internet website: www.massmutual.com/mpv

                        Investment Objective and Policy

MassMutual Participation Investors, a closed-end investment company, had its initial public offering in October 1988 and its shares are listed on the New York Stock Exchange. The share price of Participation Investors can be found in the financial section of most newspapers as "MasPrt" or "MassMuPrt" under the New York Stock Exchange listings. The trading symbol is "MPV".

The investment objective of the Trust is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation, by investing primarily in a portfolio of privately placed fixed-income securities, at least half of which normally include equity features. The Trust will also invest in publicly-traded securities, again with emphasis on convertible issues. Equity related issues provide the opportunity to realize capital gains, which, if realized, will be reinvested in income-producing securities, permitting the Trust to increase its future dividend payments.

The Trust pays quarterly dividends from net investment income and intends to distribute substantially all of its net income to shareholders each year. All registered shareholders are automatically enrolled in Dividend Reinvestment and Cash Purchase Plan unless cash distributions are requested.

Dividends are distributed in January, May, August, and November.

TO OUR SHAREHOLDERS

                                                                  July 31, 2000

We are pleased to present the June 30, 2000 Quarterly Report of MassMutual Participation Investors. For the quarter ended June 30th, the Trust earned 26 cents per share compared to 24 cents per share earned in the previous quarter. We are also pleased to announce a quarterly dividend of 24 cents per share. A dividend of 24 cents per share was paid in the previous quarter. The dividend was payable on August 14, 2000 to shareholders of record on July 31, 2000.

During this past quarter, net assets increased to $108,947,582 or $11.67 per share compared to $105,515,514 or $11.31 per share on March 31, 2000. This increase translated into a 5.38% return for the three-month period ended June 30, 2000, based on change in net asset value with reinvestment of dividends. For comparative purposes for the same period, in the equity markets, the S&P Industrial Index returned -2.92% and the Russell 2000 returned -3.78%. The bond markets, as measured by the Lehman Government/Corporate Intermediate Index and the Merrill Lynch High Yield Index, returned 1.45% and 0.63%, respectively.

As demonstrated by these returns, the Trust performed well this quarter. According to Lipper Inc., for the quarter ended June 30th, the Trust ranked #1 out of 392 closed-end bond funds.

 The chart below shows the long-term performance of the Trust, based on change in net
   asset value with reinvestment of dividends, for the period ended June 30,
                                     2000.

       6 months*              1 Year                       5 Years                       10 Years
       ---------              ------                       -------                       --------
        14.60%                16.77%                       15.77%                         13.39%

      * Periods less than a year are not annualized

The Trust closed on approximately $5.4 million of new and add-on private placement securities during the quarter. Among the new securities were Integration Technology Systems, Keepsake Quilting, Therma-Tru and TVI, Inc. The weighted average coupon of the fixed income components of these investments is 12.45%. (A brief description of these investments can be found in the Schedule of Investments.)

During the second quarter we took the opportunity to realize approximately $6 million in losses which were previously carried on our books as unrealized losses and therefore were already reflected in the Trust's net asset value. Despite these losses, the Trust was able to take other gains, which reduced the net realized losses to $2.7 million for the quarter. This brought our net realized gains for the six months ended June 30, 2000 to $8.6 million ($.92 per share). Of the gains realized in the past six months, $.66 per share represents short-term gains which, if not offset, must be distributed to shareholders.

Thank you for your continued interest in and support of MassMutual Participation Investors.

Sincerely,

/s/Robert E. Joyal
Robert E. Joyal
President

                                              MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED STATEMENT OF
ASSETS AND LIABILITIES

June 30, 2000 and 1999
(Unaudited)

                                                       2000          1999
                                                   ------------  ------------

 Assets:
 Investments (Notes 2A, 2B and 5)
 (See Schedule of Investments)
 Corporate restricted securities at fair value
 (Cost 2000 - $113,516,557; 1999 - $98,861,873)    $107,208,916  $ 93,031,426
 Corporate public securities at market value
 (Cost 2000 - $17,849,315; 1999 - $34,323,598)       15,483,864    32,786,567
 Short-term securities at cost plus earned
 discount which approximates market value             6,381,721     1,174,906
                                                   ------------  ------------
                                                    129,074,501   126,992,899
 Cash                                                   695,636       103,074
 Interest and dividends receivable, net               2,664,630     2,707,007
 Receivable for investments sold                        580,942       135,142
 Other assets                                             8,085         8,085
                                                   ------------  ------------
   Total assets                                    $133,023,794  $129,946,207
                                                   ============  ============

 Liabilities:
 Payable for investments purchased                 $    406,239  $    371,197
 Management fee payable (Note 3)                        245,468       240,143
 Note payable (Note 4)                               22,500,000    22,500,000
 Interest payable (Note 4)                              232,470       217,738
 Accrued expenses                                        43,118        33,519
 Accounts payable                                       648,917        93,312
                                                   ------------  ------------
   Total liabilities                                 24,076,212    23,455,909
                                                   ------------  ------------

 Net Assets:
 Common shares, par value $.01 per share; an
 unlimited number authorized                             93,328        93,328
 Additional paid-in capital                          86,248,491    86,248,491
 Retained net realized gain on investments, prior
 years                                               19,904,383    18,524,626
 Undistributed net investment income (Note 2D)        2,798,663     2,717,654
 Undistributed net realized gain on investments
 (Note 2D)                                            8,575,809     6,273,677
 Net unrealized depreciation of investments (Note
 2A, 2B and 5)                                       (8,673,092)   (7,367,478)
                                                   ------------  ------------

   Total net assets                                 108,947,582   106,490,298
                                                   ------------  ------------

   Total liabilities and net assets                $133,023,794  $129,946,207
                                                   ============  ============
 Common shares issued and outstanding                 9,332,786     9,332,786
                                                   ============  ============
 Net asset value per share                         $      11.67  $      11.41
                                                   ============  ============

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                              MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED STATEMENT OF OPERATIONS

For the six months ended June 30, 2000 and 1999
(Unaudited)

                                                        2000         1999
                                                    ------------ ------------

Investment Income (Note 2B):
Interest                                            $  5,887,996 $  5,798,650
Dividends                                                118,780      129,513
                                                    ------------ ------------
  Total income                                         6,006,776    5,928,163
                                                    ------------ ------------

Expenses:
Management fee (Note 3)                                  483,489      478,650
Trustees' fees and expenses                               52,186       48,542
Transfer Agent/Registrar's expenses                       24,000       24,000
Interest (Note 4)                                        763,418      711,543
Reports to shareholders                                    6,000        6,000
Audit and legal                                           21,897       20,640
Other                                                     23,636       42,246
                                                    ------------ ------------
  Total expenses                                       1,374,626    1,331,621
                                                    ------------ ------------

Net investment income (2000 - $.50 per share;
1999 - $.49 per share)                                 4,632,150    4,596,542
                                                    ------------ ------------

Net realized and unrealized gain (loss) on
investments (Notes 2A and 2B):
Net realized gain on investments                       8,575,809    6,273,677
Net change in unrealized appreciation/depreciation
of investments                                           964,836   (7,853,494)
                                                    ------------ ------------

  Net gain (loss) on investments                       9,540,645   (1,579,817)
                                                    ------------ ------------

Net increase in net assets resulting from
operations                                          $ 14,172,795 $  3,016,725
                                                    ============ ============

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                              MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED STATEMENT OF CASH FLOWS

For the six months ended June 30, 2000 and 1999
(Unaudited)

                                                        2000          1999
                                                    ------------  ------------

 Net increase (decrease) in cash:
 Cash flows from operating activities:
 Interest and dividends received                    $  5,154,015  $  5,395,247
 Interest expense paid                                  (761,092)     (715,854)
 Operating expenses paid                                (151,909)   (1,286,694)
 Federal income tax paid                                (742,946)   (2,599,749)
                                                    ------------  ------------
   Net cash provided by operating activities           3,498,068       792,950
                                                    ------------  ------------

 Cash flows from investing activities:
 Change in short-term portfolio securities, net          266,194     4,756,334
 Purchase of portfolio securities                    (40,595,281)  (38,358,382)
 Proceeds from disposition of portfolio
 securities                                           45,646,209    36,509,082
                                                    ------------  ------------
   Net cash provided by investing activities           5,317,122     2,907,034
                                                    ------------  ------------

   Net cash provided by operating and investing
   activities                                          8,815,190     3,699,984
                                                    ------------  ------------

 Cash flows from financing activities:
 Increase in receipts for shares issued on
 reinvestment of dividends                                    --       509,557
 Cash dividends paid from net investment income       (4,496,899)   (4,521,008)
 Cash dividends paid from net realized gain on
 investments                                          (3,809,280)   (1,616,070)
                                                    ------------  ------------
   Net cash used for financing activities             (8,306,179)   (5,627,521)
                                                    ------------  ------------

 Net increase (decrease) in cash                         509,011    (1,927,537)
 Cash - beginning of year                                186,625     2,030,611
                                                    ------------  ------------
 Cash - end of period                               $    695,636  $    103,074
                                                    ============  ============

 Reconciliation of net increase in net assets to
 net cash from operating and investing activities:
 Net increase in net assets resulting from
 operations                                         $ 14,172,795  $  3,016,725
                                                    ------------  ------------


 (Increase) decrease in investments                   (4,538,227)    3,737,935
 Increase in interest and dividends receivable,
 net                                                    (434,536)     (275,452)
 (Increase) decrease in receivable for
 investments sold                                       (501,674)      129,882
 Increase in other assets                                 (8,085)       (8,085)
 Increase in payable for investments purchased           406,239       371,197
 Increase in management fee payable                       26,693         2,961
 Increase in interest payable                              2,326        21,794
 Decrease in accrued expenses                            (32,142)     (643,304)
 Increase (decrease) in accounts payable                 464,747       (53,920)
 Decrease in accrued taxes                              (742,946)   (2,599,749)
                                                    ------------  ------------
   Total adjustments to net assets from operations    (5,357,605)      683,259
                                                    ------------  ------------

   Net cash provided by operating and investing
   activities                                       $  8,815,190  $  3,699,984
                                                    ============  ============

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                              MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED STATEMENT OF
CHANGES IN NET ASSETS

For the six months ended June 30, 2000 and 1999
(Unaudited)

                                                      2000          1999
                                                  ------------  ------------

 Increase in net assets:

 Operations:
 Net investment income                            $  4,632,150  $  4,596,542
 Net realized gain on investments                    8,575,809     6,273,677
 Net change in unrealized
 appreciation/depreciation of investments              964,836    (7,853,494)
                                                  ------------  ------------

 Net increase in net assets resulting from
 operations                                         14,172,795     3,016,725

 Net increase in shares of beneficial interest
 transactions                                               --       509,557

 Dividends to shareholders from:
 Net investment income (2000 - $.24 per share;
 1999 - $.24 per share)                             (2,239,869)   (2,235,982)
                                                  ------------  ------------

   Total increase                                   11,932,926     1,290,300
 Net Assets, beginning of year                      97,014,656   105,199,998
                                                  ------------  ------------


 Net Assets, end of period (including
 undistributed net investment
 income in 2000 - $2,798,663; 1999 - $2,717,654)  $108,947,582  $106,490,298
                                                  ============  ============

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                              MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SELECTED PER SHARE DATA

Selected data for each share of beneficial interest outstanding for the periods ended:

                                                      For the
                                                    six months      For the
                                                  ended 6/30/2000  year ended
                                                    (Unaudited)     12/31/99
                                                  --------------- ------------

 Net asset value:
 Beginning of year                                 $      10.40   $      11.33
                                                   ------------   ------------

 Net investment income                                     0.50           0.97
 Net realized and unrealized gain on investments           1.01          (0.53)
                                                   ------------   ------------
 Total from investment operations                          1.51           0.44
                                                   ------------   ------------

 Dividends from net investment income to common
 shareholders                                             (0.24)         (0.96)
 Distributions from net realized gain on
 investments to common shareholders                          --          (0.41)
                                                   ------------   ------------
 Total distributions                                      (0.24)         (1.37)
                                                   ------------   ------------
 Net asset value:
 End of period                                     $      11.67   $      10.40
                                                   ============   ============

 Per share market value:
 End of period                                     $       9.44   $      10.25
                                                   ============   ============


 Total investment return:
 Market value                                           (5.66)%*       (2.30)%
 Net asset value                                         14.60%*         4.77%

 Net assets (in millions):
 End of period                                     $     108.95   $      97.01

 Ratio of operating expenses to average net
 assets                                                   0.59%*         1.25%

 Ratio of interest expenses to average net
 assets                                                   0.74%*         1.38%

 Ratio of expenses to average net assets                  1.33%*         2.63%

 Ratio of net investment income to average net
 assets                                                   4.51%*         8.70%

 Portfolio turnover                                      34.67%*        66.17%

*Percentages represent results for the period and are not annualized.
                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                              MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2000
(Unaudited)

                            Shares,
                             Units
                            Warrants                Fair Value
                          Ownership or                  at                    Fair Value
                           Principal   Acquisition Acquisition      Cost      at 6/30/00
Corporate Restricted         Amount       Date         Date      (Note 2B)    (Note 2A)
Securities - 98.40%: (A)  ------------ ----------- ------------ ------------ ------------

Private Placement
Investments - 90.00%

A T I Acquisition
Corporation
A manufacturer of
disposable nonwoven
protection products.
 Senior Floating Rate
 Revolving Credit Note
 due 2003                 $    527,274  12/16/98   $    527,274 $    527,274 $    524,111
 10% Senior Secured Note
 due 2006                 $  1,181,817  12/16/98      1,181,817    1,181,817    1,119,653
 12% Subordinated Note
 due 2008                 $    909,090  12/16/98        911,365      854,545      828,363
 Common Stock (B)         181,818 shs.  12/16/98        181,818      181,818      145,454
 Warrant, exercisable
 until 2008, to purchase
 common stock at $1 per
 share (B)                129,870 shs.  12/16/98         54,545       54,545        1,299
                                                   ------------ ------------ ------------
                                                      2,856,819    2,799,999    2,618,880
                                                   ------------ ------------ ------------
AccTech, LLC
A designer and marketer
of specialized cleaning
products.
 Membership Interests
 (B)                        2.76% int.  10/31/96        131,756       62,288           --
                                                   ------------ ------------ ------------
Adorn, Inc.
A manufacturer of wall
panels, cabinets,
moldings and countertops
for houses and
recreational vehicles.
 12.5% Subordinated Note
 due 2010                 $  1,125,000   2/29/00        964,466      964,466    1,068,525
 Warrant, exercisable
 until 2010, to purchase
 common stock at $.02
 per share (B)                192 shs.   2/29/00          1,629      162,931            2
                                                   ------------ ------------ ------------
                                                        966,095    1,127,397    1,068,527
                                                   ------------ ------------ ------------
Adventure Entertainment
Corporation
An owner and operator of
themed family
entertainment centers.
 19% Senior Subordinated
 Note due 2004            $    102,235   12/9/99        101,918      102,235       97,645
 7% Redeemable Series B
 Preferred Stock            1,003 shs.  10/31/97         97,710      990,065      863,052
 Warrant, exercisable
 until 2005, to purchase
 Class A common stock at
 $.01 per share (B)         3,222 shs.  10/31/97             32       12,495           32
                                                   ------------ ------------ ------------
                                                        199,660    1,104,795      960,729
                                                   ------------ ------------ ------------
Alpha Shirt Company
A domestic distributor
of imprintable apparel
and other related items.
 12% Senior Subordinated
 Note due 2007            $  1,684,300   4/30/99      1,674,194    1,468,437    1,643,372
 Common Stock (B)             561 shs.   4/30/99        505,035      561,150      332,843
 Warrant, exercisable
 until 2007, to purchase
 common stock at $.01
 per share (B)                305 shs.   4/30/99              3      235,802      180,995
                                                   ------------ ------------ ------------
                                                      2,179,232    2,265,389    2,157,210
                                                   ------------ ------------ ------------

--------------------------------------------------------------------------------

                                              MASSMUTUAL PARTICIPATION INVESTORS

June 30, 2000
(Unaudited)

                                                    Shares,
                                                     Units
                                                    Warrants                   Fair Value
                                                  Ownership or                     at                    Fair Value
                                                   Principal   Acquisition    Acquisition      Cost      at 6/30/00
                                                     Amount        Date           Date      (Note 2B)    (Note 2A)
Corporate Restricted Securities: (A) (Continued)  ------------ ------------   ------------ ------------ ------------

America's Body Co./LCP
Holding Co.
A designer and
manufacturer of
commercial work vehicles.
 12% Senior Subordinated
 note due 2007                                    $  1,750,000       11/2/98  $  1,493,333 $  1,521,325 $  1,739,675
 Warrant, exercisable
 until 2007, to purchase
 common stock at $.01 per
 share (B)                                             29 shs.       11/2/98       256,667      256,667      215,672
                                                                              ------------ ------------ ------------
                                                                                 1,750,000    1,777,992    1,955,347
                                                                              ------------ ------------ ------------
Averstar, Inc.
A provider of software
systems, services and
products to a variety of
information and
technology users.
 Class A Common Stock (B)                           6,726 shs.       8/31/95         7,899        9,192       87,023
 Class B Common Stock (B)                          18,600 shs.       8/31/95        21,844       25,418      240,638
 Class G Common Stock (B)                          48,423 shs.       8/31/95        56,867       52,000      626,471
                                                                              ------------ ------------ ------------
                                                                                    86,610       86,610      954,132
                                                                              ------------ ------------ ------------
Beta Brands, Inc. -
 T.S.E.
A manufacturer of hard
candy and chocolate-
coated products sold
primarily to the Canadian
market.
 Senior Secured Revolving
 Credit Note due 2005                             $    332,340      12/23/97       332,340      332,340      166,170
 Senior Secured Tranche A
 Floating Rate Note due
 2004                                             $  1,147,000             *     1,136,907    1,147,000      573,500
 17.75% Senior Secured
 Tranche B Note due 2005                          $    353,070      12/23/97       367,193      353,070      176,535
 Limited Partnership
 Interests of CM Equity
 Partners (B)                                       3.13% int.      12/22/97         3,245      391,941        3,934
 Warrant, exercisable
 until 2005, to purchase
 common stock at $.81 per
 share (B)                                        107,267 shs.      12/23/97         1,073           --        1,073
                                                                              ------------ ------------ ------------
                                                                                 1,840,758    2,224,351      921,212
                                                                              ------------ ------------ ------------
Better Minerals &
Aggregates
A producer of high grade
industrial and specialty
silica sands.
 14% Redeemable Preferred
 Stock                                                366 shs.       9/30/99       264,678      265,848      290,208
 Redeemable Preferred
 Stock Series A (B)                                20,999 shs.      12/19/96       145,826      194,435      184,714
 Convertible Preferred
 Stock Series B,
 convertible into Series
 B common stock at $9.26
 per share (B)                                     41,998 shs.      12/19/96       291,655      388,865      369,427
 Common Stock (B)                                  10,013 shs.       9/30/99       359,555      399,505      359,555
 Warrants, exercisable
 until 2005 and 2010, to
 purchase Series A and B
 preferred stock and
 common stock at $.01 per
 unit (B)                                           5,700 shs.            **         6,482       64,247       10,413
                                                                              ------------ ------------ ------------
                                                                                 1,068,196    1,312,900    1,214,317
                                                                              ------------ ------------ ------------

 *12/23/97 and 1/31/99.
**12/19/96 and 9/30/99.
--------------------------------------------------------------------------------

                                              MASSMUTUAL PARTICIPATION INVESTORS

June 30, 2000
(Unaudited)

                                                    Shares,
                                                     Units
                                                    Warrants                Fair Value
                                                  Ownership or                  at                    Fair Value
                                                   Principal   Acquisition Acquisition      Cost      at 6/30/00
                                                     Amount       Date         Date      (Note 2B)    (Note 2A)
Corporate Restricted Securities: (A) (Continued)  ------------ ----------- ------------ ------------ ------------

C & K Manufacturing and
Sales Company
A manufacturer and
distributor of branded
packaging and supply
products.
 Senior Secured Floating
 Rate Revolving Credit
 Facility due 2002                                $    326,122   8/29/96   $    326,122 $    326,122 $     65,224
 Senior Secured Series A
 Floating Rate Term Note
 due 2002                                         $  1,092,158   8/29/96      1,080,472    1,092,158      218,432
 12% Series B Term Note
 due 2004                                         $    266,000   8/29/96        261,877      257,456       53,200
 Membership Interests (B)                           2.81% int.   8/29/96        106,400       62,750           --
 Warrant, exercisable
 until 2004, to purchase
 membership interests at
 $.01 per interest (B)                                 18 int.   8/29/96              1       13,300           --
                                                                           ------------ ------------ ------------
                                                                              1,774,872    1,751,786      336,856
                                                                           ------------ ------------ ------------

Cains Foods, L.P.
A producer of mayonnaise,
sauce and pickle products
for both the retail and
food service markets.
 Senior Secured Floating
 Rate Revolving Credit
 Note due 2005                                    $    291,892   9/29/95        291,892      291,892      278,056
 10% Senior Secured Term
 Note due 2004                                    $    540,540   9/29/95        540,540      540,540      518,756
 11.5% Senior
 Subordinated Note due
 2004                                             $    472,975   9/29/95        447,855      459,670      445,590
 8% Junior Subordinated
 Convertible Note due
 2004, convertible into
 partnership points at
 $1,388.89 per point                              $     54,054   9/29/95         54,054       54,054       43,584
 Warrant, exercisable
 until 2006, to purchase
 partnership points at
 $.01 per point (B)                                    19 pts.   9/29/95         25,130       25,130           --
                                                                           ------------ ------------ ------------
                                                                              1,359,471    1,371,286    1,285,986
                                                                           ------------ ------------ ------------

CapeSuccess LLC
A provider of diversified
staffing services.
 Preferred Membership
 Interests                                            806 int.   3/31/98          3,598        3,598        3,238
 Common Membership
 Interests                                         10,421 int.   3/31/98         46,493       46,493       41,843
                                                                           ------------ ------------ ------------
                                                                                 50,091       50,091       45,081
                                                                           ------------ ------------ ------------

Capitol Specialty
Plastics, Inc.
A producer of dessicant
stripes used for
packaging pharmaceuticals
products.
 Common Stock (B)                                      55 shs.         *            219          252          201
                                                                           ------------ ------------ ------------

CDnow, Inc. - O.T.C.
A music entertainment
company which uses the
internet as a global
platform for the
promoting and
merchandising of music
and related merchandise.
 Warrant, exercisable
 until 2004, to purchase
 common stock at $14.46
 per share (B)                                     13,889 shs.    8/6/97            139           --          139
                                                                           ------------ ------------ ------------

*12/30/97 and 5/29/99.
--------------------------------------------------------------------------------

                                              MASSMUTUAL PARTICIPATION INVESTORS

June 30, 2000
(Unaudited)

                                                    Shares,
                                                     Units
                                                    Warrants                Fair Value
                                                  Ownership or                  at                    Fair Value
                                                   Principal   Acquisition Acquisition      Cost      at 6/30/00
                                                     Amount       Date         Date      (Note 2B)    (Note 2A)
Corporate Restricted Securities: (A) (Continued)  ------------ ----------- ------------ ------------ ------------

Chaparral Resources,
Inc. - O.T.C.
An international oil and
gas exploration and
production company.
 Common Stock (B)                                      41 shs.   12/3/97   $         27 $      1,599 $        240
                                                                           ------------ ------------ ------------

Consumer Product
Enterprises, Inc.
A manufacturer of colored
acrylic felt for consumer
use.
 Senior Secured Floating
 Rate Revolving Credit
 Notes due 2000                                   $    207,630   12/8/95        207,630      207,630      205,990
 10.75% Senior Secured
 Term Note due 2003                               $    406,959   12/8/95        411,171      406,959      389,460
 12% Senior Subordinated
 Note due 2005                                    $    400,287   12/8/95        401,929      384,937      349,851
 Common Stock (B)                                  92,280 shs.   12/8/95         69,210       92,280       69,210
 Warrant, exercisable
 until 2005, to purchase
 common stock at $.01 per
 share (B)                                         69,210 shs.   12/8/95            692       25,426          692
                                                                           ------------ ------------ ------------
                                                                              1,090,632    1,117,232    1,015,203
                                                                           ------------ ------------ ------------

Contico International,
Inc.
A developer, manufacturer
and marketer of consumer,
commercial and industrial
plastic products.
 12% Senior Subordinated
 Note due 2003                                    $    300,000   3/23/93        286,917      300,000      309,630
                                                                           ------------ ------------ ------------

Corvest Group, Inc.
A manufacturer and
distributor of
promotional products.
 12% Senior Subordinated
 Note due 2007                                    $  2,045,455         *      1,978,773    1,902,204    1,949,932
 Common Stock (B)                                      30 shs.         *         46,024       51,136        6,165
 Limited Partnership
 Interest                                          10.13% int.         *        115,057      153,409      115,057
 Warrant, exercisable
 until 2007, to purchase
 common stock at $.01 per
 share (B)                                             97 shs.         *              1      157,343       20,140
                                                                           ------------ ------------ ------------
                                                                              2,139,855    2,264,092    2,091,294
                                                                           ------------ ------------ ------------

Directed Electronics,
Inc.
A designer and
distributor of brand name
automotive security
systems, audio products,
and installation
accessories.
 12% Senior Subordinated
 Note due 2007                                    $  1,776,307  12/22/99      1,754,992    1,565,982    1,727,992
 8% Convertible Class B
 Subordinated Promissory
 Note due 2008                                    $     39,474  12/22/99         37,433       39,474       36,829
 Class B common stock (B)                          13,816 shs.  12/22/99        124,342      138,157      124,342
 Limited Partnership
 Interests                                          4.56% int.  12/22/99        248,683      276,314      248,683
 Warrant, exercisable
 until 2007, to purchase
 common stock at $.01 per
 share (B)                                         23,958 shs.  12/22/99            240      219,078          240
                                                                           ------------ ------------ ------------
                                                                              2,165,690    2,239,005    2,138,086
                                                                           ------------ ------------ ------------

*3/5/99 and 3/24/99.
--------------------------------------------------------------------------------

                                              MASSMUTUAL PARTICIPATION INVESTORS

June 30, 2000
(Unaudited)

                                                    Shares,
                                                     Units
                                                    Warrants                Fair Value
                                                  Ownership or                  at                    Fair Value
                                                   Principal   Acquisition Acquisition      Cost      at 6/30/00
                                                     Amount       Date         Date      (Note 2B)    (Note 2A)
Corporate Restricted Securities: (A) (Continued)  ------------ ----------- ------------ ------------ ------------

Discount Auto Parts
A retailer of auto parts.
 9.8% Senior Secured Note
 due 2003                                         $    450,000   11/2/89   $    434,745 $    450,000 $    457,740
                                                                           ------------ ------------ ------------

Diversco, Inc./DHI
Holdings, Inc.
A contract provider of
janitorial and equipment
maintenance services and
temporary production
labor to industrial
customers.
 12% Senior Subordinated
 Note due 2006                                    $  1,407,000   8/28/98      1,399,543    1,279,091    1,312,168
 Membership Interests of
 MM/Lincap Diversco
 Invstments Ltd., LLC (B)                         366,495 int.   8/27/98        293,196      366,495      293,196
 Warrants, exercisable
 until 2003 & 2006, to
 purchase common stock of
 DHI Holdings, Inc. at
 $.01 per share (B)                                 1,814 shs.         *             18      201,655           18
                                                                           ------------ ------------ ------------
                                                                              1,692,757    1,847,241    1,605,382
                                                                           ------------ ------------ ------------

Eagle Pacific Industries,
Inc. - O.T.C.
An extruder of small and
medium diameter plastic
pipe and tubing in the
United States.
 14% Senior Subordinated
 Note due 2007                                    $  1,725,628   9/16/99      1,725,628    1,725,628    1,786,715
 Warrant, exercisable
 until 2007, to purchase
 common stock at $.01 per
 share (B)                                        101,505 shs.   9/16/99             --            1    1,654,887
                                                                           ------------ ------------ ------------
                                                                              1,725,628    1,725,629    3,441,602
                                                                           ------------ ------------ ------------

Enzymatic Therapy, Inc.
A manufacturer and
distributor of branded
natural medicines and
nutritional supplements.
 12% Senior Note due 2009                         $    843,750   3/30/00        822,488      697,666      816,159
 Limited Partnership
 Interest                                         281,250 int.   3/30/00        253,125      281,250      253,125
 Warrant, exercisable
 until 2009, to purchase
 common stock at $.01 per
 share (B)                                            253 shs.   3/30/00              3      135,000            3
                                                                           ------------ ------------ ------------
                                                                              1,075,616    1,113,916    1,069,287
                                                                           ------------ ------------ ------------

Evans Consoles, Inc.
A designer and
manufacturer of consoles
and control center
systems.
 Senior Secured Tranche A
 Floating Rate Note due
 2005                                             $    628,850    3/2/98        624,071      628,850      617,656
 8.85% Senior Secured
 Tranche A Note due 2005                          $    628,850    3/2/98        585,711      628,850      575,020
 11.75% Senior Secured
 Tranche B Note due 2006                          $    350,000    3/2/98        371,875      304,566      343,490
 Common Stock (B)                                  13,524 shs.   2/11/98         38,000       47,691       38,153
 Limited Partnership
 Interests of CM Equity
 Partners (B)                                      63,525 int.   2/11/98            508       63,525       50,820
 Warrant, exercisable
 until 2006, to purchase
 common stock at $.01 per
 share (B)                                         17,391 shs.    3/2/98            174       56,000          174
                                                                           ------------ ------------ ------------
                                                                              1,620,339    1,729,482    1,625,313
                                                                           ------------ ------------ ------------

*10/24/96 and 8/28/98.
--------------------------------------------------------------------------------

                                              MASSMUTUAL PARTICIPATION INVESTORS

June 30, 2000
(Unaudited)

                                                    Shares,
                                                     Units
                                                    Warrants                Fair Value
                                                  Ownership or                  at                    Fair Value
                                                   Principal   Acquisition Acquisition      Cost      at 6/30/00
                                                     Amount       Date         Date      (Note 2B)    (Note 2A)
Corporate Restricted Securities: (A) (Continued)  ------------ ----------- ------------ ------------ ------------

Examination Management
Services, Inc.
A national full-service
evidence provider to the
insurance industry and a
provider of occupational
health testing.
 12% Senior Subordinated
 Note due 2007                                    $  1,116,867   3/16/99   $  1,073,421 $  1,032,897 $  1,050,860
 Limited Partnership                                 1,133,133
 Interest (B)                                             int.    3/1/99      1,019,820    1,133,133    1,019,820
 Warrant, exercisable
 until 2007, to purchase
 common stock at $.01 per
 share (B)                                         40,888 shs.   3/16/99         40,888       93,072       40,888
                                                                           ------------ ------------ ------------
                                                                              2,134,129    2,259,102    2,111,568
                                                                           ------------ ------------ ------------
Fasteners for Retail,
Inc.
A designer and marketer
of low-cost fasteners for
point of purchase
displays and signage in
retail environments.
 12.5% Senior
 Subordinated Note due
 2007                                             $  1,932,000  12/22/99      1,942,626    1,696,537    1,911,907
 Class B Common Stock (B)                             318 shs.  12/22/99        254,400      318,000      254,400
 Warrant, exercisable
 until 2007, to purchase
 common stock at $.02 per
 share (B)                                            312 shs.  12/22/99              3      245,034            3
                                                                           ------------ ------------ ------------
                                                                              2,197,029    2,259,571    2,166,310
                                                                           ------------ ------------ ------------
Fleming Acquisition
Corporation
A supplier of high-
quality, premium printed
labels for distiller
spirits, wine, food and
household products.
 Common Stock (B)                                     270 shs.   4/28/95        609,908      135,000       22,984
 Warrant, exercisable
 until 2005, to purchase
 common stock at $.01 per
 share (B)                                            190 shs.   4/28/95         49,116       85,226       16,161
 Incentive Warrant,
 exercisable until 2005,
 to purchase common stock
 at $.01 per share (B)                                 10 shs.   4/28/95          1,671        1,136          817
                                                                           ------------ ------------ ------------
                                                                                660,695      221,362       39,962
                                                                           ------------ ------------ ------------
G C-Sun Holdings, LP
A value-added national
distributor of
maintenance, repair and
operating supplies such
as fasteners, electrical
components and tools.
 12% Senior Subordinated
 Note due 2008                                    $    920,000    3/2/00        898,932      738,689      891,572
 Warrant, exercisable
 until 2008, to purchase
 common stock at $.01 per
 share (B)                                            469 shs.    3/2/00              5      185,220            5
                                                                           ------------ ------------ ------------
                                                                                898,937      923,909      891,577
                                                                           ------------ ------------ ------------
Golden Bear Oil
Specialties
A manufacturer of asphalt
and specialty lubricating
and processing oils.
 17% Senior Subordinated
 Note due 2005                                    $  1,717,950   7/18/97      1,734,442    1,691,400    1,786,668
 18% Bridge Preferred
 Stock                                                144 shs.   5/30/00        142,683      144,270      143,188
 12% Preferred Stock                                  196 shs.   7/18/97         19,843      155,556      106,429
 Common Stock (B)                                  13,537 shs.   7/18/97         56,448       38,920          135
 Warrant, exercisable
 until 2005, to purchase
 common stock at $.001
 per share (B)                                     11,670 shs.   7/18/97            117       35,010          117
 Warrant, exercisable
 until 2010, to purchase
 common stock at $.001
 per share (B)                                      8,556 shs.   7/18/97             86           --           86
                                                                           ------------ ------------ ------------
                                                                              1,953,619    2,065,156    2,036,623
                                                                           ------------ ------------ ------------

--------------------------------------------------------------------------------

                                              MASSMUTUAL PARTICIPATION INVESTORS

June 30, 2000
(Unaudited)

                                                    Shares,
                                                     Units
                                                    Warrants                Fair Value
                                                  Ownership or                  at                    Fair Value
                                                   Principal   Acquisition Acquisition      Cost      at 6/30/00
                                                     Amount       Date         Date      (Note 2B)    (Note 2A)
Corporate Restricted Securities: (A) (Continued)  ------------ ----------- ------------ ------------ ------------

Grand Lyon Enterprises
LLC
A manufacturer and
marketer of Grand Lyon
Bordeaux Ketchup.
 Limited Liability
 Interests (B)                                      2.50% int.   5/15/98   $    110,174 $    110,174 $         --
                                                                           ------------ ------------ ------------

Hamilton Funeral Services
The largest privately
held owner and operator
of funeral homes in the
United States.
 15% Senior Subordinated
 Note due 2007                                    $  1,771,169   1/25/99      1,701,916    1,743,038    1,548,002
 Warrant, exercisable
 until 2007, to purchase
 common stock at $1 per
 share (B)                                        196,421 shs.   1/25/99          1,964       28,131        1,964
                                                                           ------------ ------------ ------------
                                                                              1,703,880    1,771,169    1,549,966
                                                                           ------------ ------------ ------------

Hanover Compressor
Company
A provider of natural gas
handling equipment and
services.
 Common Stock (B)                                  57,241 shs.    6/5/00      1,622,425    1,622,425    1,957,642
                                                                           ------------ ------------ ------------

Hartzell Manufacturing,
Inc./CMS Holding Company
A provider of contract
engineering,
manufacturing, and
assembly services for a
variety of industrial
manufacturing companies.
 12.5% Senior
 Subordinated Note due
 2007                                             $  1,313,100         *      1,329,514    1,191,949    1,272,657
 Common Stock (B)                                  31,769 shs.         *        269,075      398,889      299,167
 Warrant, exercisable
 until 2007, to purchase
 common stock at $.01 per
 share (B)                                         15,010 shs.         *          1,501      157,572        1,501
                                                                           ------------ ------------ ------------
                                                                              1,600,090    1,748,410    1,573,325
                                                                           ------------ ------------ ------------

Hudson River Capital, LLC
An acquirer of
controlling or
substantial interests in
manufacturing and
marketing entities.
 Series A Preferred Units
 (B)                                               25,000 uts.   7/21/94        221,826      133,474      237,500
                                                                           ------------ ------------ ------------

Hussey Seating Company
A manufacturer of
spectator seating
products.
 Senior Secured Floating
 Rate Revolving Note due
 2003                                             $  1,147,500   6/12/96      1,136,916    1,147,500    1,113,534
 Senior Secured Floating
 Rate Note due 2003                               $    787,500        **        779,704      787,500      761,434
 10% Senior Secured Note
 due 2003                                         $    206,250   6/12/96        200,805      206,250      197,402
 12% Subordinated Secured
 Note due 2006                                    $    675,000   6/12/96        663,660      597,869      609,120
 Warrant, exercisable
 until 2006, to purchase
 common stock at $.01 per
 share (B)                                          2,570 shs.   6/12/96             26      112,500           26
                                                                           ------------ ------------ ------------
                                                                              2,781,111    2,851,619    2,681,516
                                                                           ------------ ------------ ------------

 *4/18/97 and 10/7/98.
**6/12/96 and 6/11/99.
--------------------------------------------------------------------------------

                                              MASSMUTUAL PARTICIPATION INVESTORS

June 30, 2000
(Unaudited)

                                                    Shares,
                                                     Units
                                                    Warrants                   Fair Value
                                                  Ownership or                     at                    Fair Value
                                                   Principal   Acquisition    Acquisition      Cost      at 6/30/00
                                                     Amount        Date           Date      (Note 2B)    (Note 2A)
Corporate Restricted Securities: (A) (Continued)  ------------ ------------   ------------ ------------ ------------

Immedient Corporation
A provider of diversified
staffing services.
 Common Stock (B)                                   2,938 shs.       3/31/98  $         -- $     16,156 $     14,543
                                                                              ------------ ------------ ------------

Integration Technology
Systems, Inc.
A manufacturer of steel
protective computer and
network systems for the
industrial and office
environments.
 Senior Secured Floating
 Rate Revolving Note due
 2007                                             $     57,420        6/1/00        86,404       57,420       56,863
 11% Senior Secured Note
 due 2007                                         $  1,263,251        6/1/00     1,219,543    1,263,251    1,230,280
 Common Stock (B)                                     130 shs.        6/1/00       119,600      149,500      119,600
                                                                              ------------ ------------ ------------
                                                                                 1,425,547    1,470,171    1,406,743
                                                                              ------------ ------------ ------------

Jackson Products, Inc.
A manufacturer and
distributer of a variety
of industrial and highway
safety products.
 Common Stock (B)                                     217 shs.       8/16/95        21,702       21,702       89,065
 Warrant, exercisable
 until 2005, to purchase
 common stock at $.01 per
 share (B)                                            999 shs.       8/16/95        99,838       99,866      410,060
                                                                              ------------ ------------ ------------
                                                                                   121,540      121,568      499,125
                                                                              ------------ ------------ ------------

Kappler Safety Group,
Inc.
A manufacturer of
protective apparel for
the industrial/safety,
clean room and healthcare
markets.
 13% Senior Subordinated
 Note due 2004                                    $  1,667,000       12/2/96     1,692,505    1,584,094    1,601,654
 Warrant, exercisable
 until 2004, to purchase
 common stock at $.01 per
 share (B)                                         28,717 shs.       12/2/96        28,717      166,700       12,147
                                                                              ------------ ------------ ------------
                                                                                 1,721,222    1,750,794    1,613,801
                                                                              ------------ ------------ ------------

Keepsake Quilting, Inc.
A seller of quilting
fabrics, books, patterns,
kits and notions to
consumers.
 Senior Secured Floating
 Rate Revolving Note due
 2005                                             $     41,935       6/16/00        41,348       41,935       41,352
 Senior Secured Floating
 Rate Tranche A Note due
 2007                                             $    733,855       6/16/00       724,315      733,855      724,388
 12% Senior Secured
 Tranche B Note
 due 2008                                         $    314,509       6/16/00       305,514      288,372      303,250
 Limited Partnership
 Interests of Riverside X
 Holding Company L.P. (B)                           3.46% int.       6/12/00       217,787      235,936      212,342
 Warrant, exercisable
 until 2008, to purchase
 common stock at $.01 per
 share (B)                                            633 shs.       6/12/00             6       26,209            6
                                                                              ------------ ------------ ------------
                                                                                 1,288,970    1,326,307    1,281,338
                                                                              ------------ ------------ ------------

--------------------------------------------------------------------------------

                                              MASSMUTUAL PARTICIPATION INVESTORS

June 30, 2000
(Unaudited)

                                                    Shares,
                                                     Units
                                                    Warrants                Fair Value
                                                  Ownership or                  at                    Fair Value
                                                   Principal   Acquisition Acquisition      Cost      at 6/30/00
                                                     Amount       Date         Date      (Note 2B)    (Note 2A)
Corporate Restricted Securities: (A) (Continued)  ------------ ----------- ------------ ------------ ------------

LIH Investors, L.P.
A Manufacturer and
marketer of a broad line
of external accessories
for new and used sport
utility vehicles, trucks
and vans.
 12.5% Senior
 Subordinated Note due
 2006                                             $  2,036,000         *   $  1,771,320 $  1,746,675 $  1,777,021
 Common Stock (B)                                  30,571 shs.         *        213,997      213,998      171,198
 Warrant, exercisable
 until 2006, to purchase
 common stock at $.11 per
 share (B)                                         57,402 shs.         *        286,597      318,838          574
                                                                           ------------ ------------ ------------
                                                                              2,271,914    2,279,511    1,948,793
                                                                           ------------ ------------ ------------

Louis Dreyfus Natural Gas
Corporation - A.S.E.
An independent oil and
gas company engaged
principally in the
acquisition, development
and management of oil and
gas properties.
 Warrant, exercisable
 until 2004, to purchase
 common stock at $17.81
 per share (B)                                     51,671 shs.  12/27/91         24,857       19,356      774,238
                                                                           ------------ ------------ ------------

Magnetic Data
Technologies, Inc./MDT
Holdings LLC
A provider of post-sales
services to electronic
component manufacturers.
 12% Senior Subordinated
 Note due 2007                                    $  1,600,000    4/9/99      1,561,760    1,271,681    1,135,840
 Limited Partnership
 Interests of MDT
 Holdings LLC (B)                                   2.30% int.    4/9/99        585,900      651,000      488,250
 Warrant, exercisable
 until 2007, to purchase
 common stock at $.01 per
 share (B)                                        394,534 shs.    4/9/99          3,945      357,486        3,945
                                                                           ------------ ------------ ------------
                                                                              2,151,605    2,280,167    1,628,035
                                                                           ------------ ------------ ------------

Maxtec International
Corp.
A manufacturer and
distributor of remote
control operating systems
for overhead cranes.
 Senior Floating Rate
 Revolving Credit
 Facility due 2001                                $    230,773   6/28/95        230,773      230,773      230,773
 Common Stock (B)                                  38,462 shs.   6/28/95         96,059      115,386      164,425
 Warrant, exercisable
 until 2005, to purchase
 common stock at $.01 per
 share (B)                                         19,795 shs.   6/28/95         49,325       85,714       84,447
                                                                           ------------ ------------ ------------
                                                                                376,157      431,873      479,645
                                                                           ------------ ------------ ------------
*12/23/96 and 1/28/99.

--------------------------------------------------------------------------------

                                              MASSMUTUAL PARTICIPATION INVESTORS

June 30, 2000
(Unaudited)

                                                    Shares,
                                                     Units
                                                    Warrants                Fair Value
                                                  Ownership or                  at                    Fair Value
                                                   Principal   Acquisition Acquisition      Cost      at 6/30/00
                                                     Amount       Date         Date      (Note 2B)    (Note 2A)
Corporate Restricted Securities: (A) (Continued)  ------------ ----------- ------------ ------------ ------------

Merit Industries, Inc.
A designer and
manufacturer of coin-
operated video and dart
games.
 12% Senior Subordinated
 Note due 2006                                    $  1,333,635   8/19/98   $  1,308,696 $  1,255,875 $    666,818
 Limited Partnership
 Interests of Riverside X
 Holding Company L.P. (B)                           3.76% int.         *        498,806      773,981      193,495
 Warrant, exercisable
 until 2006, to purchase
 limited partnership
 interests at $.01 per
 share (B)                                            927 int.   8/19/98              9       92,706            9
                                                                           ------------ ------------ ------------
                                                                              1,807,511    2,122,562      860,322
                                                                           ------------ ------------ ------------

Microfinancial, Inc.
A leasing company
specializing in the
leasing and rental of
microticket business
equipment.
 12% Senior Subordinated
 Note due 2001                                    $    400,000   4/16/94        359,888      368,662      403,600
                                                                           ------------ ------------ ------------

Nexell Therapeutics
A provider of cell
therapy technology to the
medical community.
 3% Cumulative
 Convertible Preferred
 Stock Series B, due
 2008, convertible into
 common stock at $11 per
 share                                              2,250 shs.  11/24/99        219,807    2,250,000    2,738,351
 Warrant, exercisable
 until 2008, to purchase
 common stock at $12 per
 share (B)                                         26,786 shs.  11/24/99          1,071           --       69,312
                                                                           ------------ ------------ ------------
                                                                                220,878    2,250,000    2,807,663
                                                                           ------------ ------------ ------------

NPC, Inc.
A manufacturer of
flexible connectors and
equipment used in the
installation of sewers
and storm drain
pipelines.
 Senior Secured Floating
 Rate Revolving Note due
 2006                                             $     81,355   6/25/99         81,355       81,355       80,715
 Senior Secured Floating
 Rate Note due 2006                               $  1,840,678   6/25/99      1,856,271    1,840,678    1,827,977
 12% Senior Secured
 Tranche B Note due 2007                          $    559,322   6/25/99        477,966      483,770      532,866
 Limited Partnership
 Interests of Riverside
 XIII Holding Company
 L.P.                                               2.45% int.   6/11/99        194,110      194,110      155,288
 Warrant, exercisable
 until 2007, to purchase
 common stock at $.01 per
 share (B)                                            115 shs.   6/25/99         81,358       81,356            1
                                                                           ------------ ------------ ------------
                                                                              2,691,060    2,681,269    2,596,847
                                                                           ------------ ------------ ------------
*8/12/98 and 8/11/99.

--------------------------------------------------------------------------------

                                              MASSMUTUAL PARTICIPATION INVESTORS

June 30, 2000
(Unaudited)

                                                    Shares,
                                                     Units
                                                    Warrants                Fair Value
                                                  Ownership or                  at                    Fair Value
                                                   Principal   Acquisition Acquisition      Cost      at 6/30/00
                                                     Amount       Date         Date      (Note 2B)    (Note 2A)
Corporate Restricted Securities: (A) (Continued)  ------------ ----------- ------------ ------------ ------------

Olympic Boat Centers,
Inc.
An operator of boat
dealerships in Washington
state, Wisconsin,
Minnesota, and British
Columbia.
 12% Senior Subordinated
 Note due 2006                                    $  1,387,000    8/7/98   $  1,382,284 $  1,240,253 $  1,319,314
 12% Senior Subordinated
 Note due 2008                                    $    244,154    2/9/00        238,636      214,154      238,587
 Limited Partnership
 Interest of Riverside
 VIII Holding Company
 L.P. (B)                                           4.94% int.         *        480,026      528,842      475,958
 Warrant, exercisable
 until 2007, to purchase
 common stock at $.01 per
 share (B)                                         12,896 shs.        **          1,666      206,041       65,382
                                                                           ------------ ------------ ------------
                                                                              2,102,612    2,189,290    2,099,241
                                                                           ------------ ------------ ------------

PAR Acquisition Corp.
A manufacturer of fuel
handling systems for
nuclear power plants and
hazardous waste.
 8% Convertible Preferred
 Stock due 2001,
 convertible into common
 stock at $2 per share                             83,333 shs.    2/5/93        166,667      166,667      270,000
 Common Stock (B)                                 133,333 shs.    2/5/93        333,333      333,333      432,000
                                                                           ------------ ------------ ------------
                                                                                500,000      500,000      702,000
                                                                           ------------ ------------ ------------

Pacific Coast Feather
Company
A manufacturer and
marketer of natural fill
and synthetic fill bed
pillows and comforters.
 15.5% Senior
 Subordinated Note due
 2004                                             $  1,750,000   6/27/97      1,768,025    1,750,000    1,806,175
                                                                           ------------ ------------ ------------

Paribas Capital Funding
LLC
A collateralized loan
obligation managed by the
U.S. Merchant Banking
Group of Banque Paribas.
 Subordinated Floating
 Rate Note due 2010                               $  1,750,000       ***      1,743,472    1,750,000    1,741,950
                                                                           ------------ ------------ ------------

Pharmaceutical Buyers,
Inc.
A group purchasing
organization which
specializes in arranging
and negotiating contracts
for the purchase of
pharmaceutical goods and
medical equipment.
 10.5% Senior Secured
 Note due 2005                                    $    293,705  11/30/95        306,070      293,705      295,203
 10.5% Senior Secured
 Convertible Note due
 2005, convertible into
 common stock at $50,000
 per share                                        $     97,500  11/30/95        102,668       97,500      103,545
 Common Stock                                           3 shs.  11/30/95        113,906      169,000      112,001
                                                                           ------------ ------------ ------------
                                                                                522,644      560,205      510,749
                                                                           ------------ ------------ ------------
  *8/7/98 and 2/23/99.
 **8/7/98 and 2/28/00.
***12/20/96, 3/20/97 and
6/20/97.

--------------------------------------------------------------------------------

                                              MASSMUTUAL PARTICIPATION INVESTORS

June 30, 2000
(Unaudited)

                                                    Shares,
                                                     Units
                                                    Warrants                Fair Value
                                                  Ownership or                  at                    Fair Value
                                                   Principal   Acquisition Acquisition      Cost      at 6/30/00
                                                     Amount       Date         Date      (Note 2B)    (Note 2A)
Corporate Restricted Securities: (A) (Continued)  ------------ ----------- ------------ ------------ ------------

Polymer Technologies,
Inc./Poli-Twine Western,
Inc.
A leading manufacturer of
polypropylene twine for
the hay bailing
marketplace.
 11% Senior Subordinated
 Note due 2010                                    $    956,250    3/1/00   $    927,849 $    903,081 $    921,442
 10% Junior Subordinated
 Note due 2010                                    $    126,562    3/1/00        108,844      126,562      108,021
 Common Stock (B)                                  84,375 shs.    3/1/00         37,969       42,188       37,969
 Warrant, exercisable
 until 2010, to purchase
 common stock at $.01 per
 share (B)                                         84,375 shs.    3/1/00            844       54,816          844
                                                                           ------------ ------------ ------------
                                                                              1,075,506    1,126,647    1,068,276
                                                                           ------------ ------------ ------------

Precision Dynamics, Inc.
A manufacturer of custom-
designed solenoid valves
and controls.
 Senior Secured Floating
 Rate Revolving Credit
 Facility due 2003                                $    309,700   7/22/96        306,634      309,700      296,600
 Senior Secured Floating
 Rate Term Note
 due 2003                                         $  1,189,900   7/22/96      1,178,239    1,189,900    1,148,610
 12% Senior Secured Term
 Note due 2004                                    $    244,500   7/22/96        241,273      213,364      230,784
 8% Preferred Stock                                   156 shs.   7/22/96        148,613      115,951       89,503
 Common Stock (B)                                     299 shs.   7/22/96         10,849       14,489        7,106
 Warrant, exercisable
 until 2004, to purchase
 common stock at $.01 per
 share (B)                                            162 shs.   7/22/96              2       49,000        3,832
                                                                           ------------ ------------ ------------
                                                                              1,885,610    1,892,404    1,776,435
                                                                           ------------ ------------ ------------

Process Chemicals, LLC
A speciality chemical
company that manufactures
process chemicals for the
fertilizer, asphalt and
concrete industries.
 6% Redeemable Preferred
 Membership Interests                               1,262 int.         *        124,205    1,307,687    1,234,980
 Common Membership
 Interests                                          4,932 int.         *         12,429       30,059      118,569
                                                                           ------------ ------------ ------------
                                                                                136,634    1,337,746    1,353,549
                                                                           ------------ ------------ ------------

Protein Genetics, Inc.
A producer of bovine
artificial insemination
products, related
breeding and healthcare
products and specialty
genetics sold to the
dairy and beef
industries.
 11.67% Senior Secured
 Note due 2004                                    $    173,333   8/12/94        171,045      173,333      104,000
 9.8% Redeemable
 Exchangeable
 Preferred Stock                                      332 shs.   8/12/94         28,165       33,217        6,643
 Common Stock (B)                                     497 shs.   8/12/94              5           --           37
                                                                           ------------ ------------ ------------
                                                                                199,215      206,550      110,680
                                                                           ------------ ------------ ------------
*7/31/97 and 1/4/99.

--------------------------------------------------------------------------------

                                              MASSMUTUAL PARTICIPATION INVESTORS

June 30, 2000
(Unaudited)

                                                    Shares,
                                                     Units
                                                    Warrants                Fair Value
                                                  Ownership or                  at                    Fair Value
                                                   Principal   Acquisition Acquisition      Cost      at 6/30/00
                                                     Amount       Date         Date      (Note 2B)    (Note 2A)
Corporate Restricted Securities: (A) (Continued)  ------------ ----------- ------------ ------------ ------------

Rent-Way, Inc. - O.T.C.
An operator rent-to-own
stores across the United
States.
 Warrant, exercisable
 until 2002, to purchase
 common stock at $9.94
 per share (B)                                     10,000 shs.   7/18/95   $        100 $         -- $    186,362
                                                                           ------------ ------------ ------------

Safety Speed Cut
Manufacturing
A manufacturer of
vertical panel saws and
routers for the wood
working industry.
 Senior Secured Floating
 Rate Tranche A Note due
 2007                                             $  1,830,585   6/2/99       1,830,585    1,830,585    1,820,517
 12% Senior Secured
 Tranche B Note due 2007                          $    646,089   6/2/99         646,089      646,089      609,650
 Class B common stock (B)                             846 shs.   6/2/99         146,456      146,456      117,165
                                                                           ------------ ------------ ------------
                                                                              2,623,130    2,623,130    2,547,332
                                                                           ------------ ------------ ------------

Snyder Industries, Inc.
A manufacturer of
proprietary rotationally
molded polythylene
containers.
 12.5% Senior
 Subordinated Note due
 2007                                             $  2,250,000   12/6/99      2,186,550    1,983,498    2,168,775
 Warrant, exercisable
 until 2007, to purchase
 common stock at $.01 per
 share (B)                                            369 shs.   12/6/99              4      306,818            4
                                                                           ------------ ------------ ------------
                                                                              2,186,554    2,290,316    2,168,779
                                                                           ------------ ------------ ------------

SpectaGuard Acquisition
LLC
The tenth largest
provider of security
officers in the United
States.
 14% Senior Subordinated
 Note due 2008                                    $  1,050,000   3/1/00       1,027,845    1,031,110    1,020,285
 14% Preferred Stock                                   69 shs.   3/1/00          58,797       69,270       58,166
 Common stock (B)                                  33,393 shs.   3/1/00           3,958        4,948        3,957
 Warrant, exercisable
 until 2008, to purchase
 common stock at $.01 per
 share (B)                                        134,925 shs.   3/1/00           1,349       18,890        1,349
                                                                           ------------ ------------ ------------
                                                                              1,091,949    1,124,218    1,083,757
                                                                           ------------ ------------ ------------

Star International Inc.
A manufacturer of
commercial cooking
appliances.
 11% Senior Secured Note
 due 2004                                         $    889,700   1/25/00        854,290      837,044      852,149
 9.65% Senior Secured
 Note due 2004                                    $    234,626   5/27/94        234,626      234,626      221,487
 10.5% Subordinated Note
 due 2004                                         $    179,104   5/27/94        162,913      179,104      159,940
 Common Stock (B)                                   1,077 shs.   5/27/94         58,414       64,904       65,997
 Warrant, exercisable
 until 2004, to purchase
 common stock at $.01 per
 share (B)                                          1,271 shs.   5/27/94         23,552       57,243       77,871
                                                                           ------------ ------------ ------------
                                                                              1,333,795    1,372,921    1,377,444
                                                                           ------------ ------------ ------------

--------------------------------------------------------------------------------

                                              MASSMUTUAL PARTICIPATION INVESTORS

June 30, 2000
(Unaudited)

                                                    Shares,
                                                     Units
                                                    Warrants                   Fair Value
                                                  Ownership or                     at                    Fair Value
                                                   Principal   Acquisition    Acquisition      Cost      at 6/30/00
                                                     Amount        Date           Date      (Note 2B)    (Note 2A)
Corporate Restricted Securities: (A) (Continued)  ------------ ------------   ------------ ------------ ------------

Strategic Equipment &
Supply Partners, Inc.
A provider of kitchen and
restaurant design,
equipment fabrication and
installation services.
 12% Senior Subordinated
 Note due 2008                                    $  2,250,000   1/14/00      $  2,210,625 $  1,879,474 $  2,195,100
 Warrant, exercisable
 until 2008, to purchase
 common stock at $.01 per
 share (B)                                         17,588 shs.   1/14/00               176      382,500          176
                                                                              ------------ ------------ ------------
                                                                                 2,210,801    2,261,974    2,195,276
                                                                              ------------ ------------ ------------

The Tranzonic Companies
A producer of commercial
and industrial supplies,
such as safety products,
janitorial supplies, work
apparel, washroom and
restroom supplies and
sanitary care products.
 12.5% Senior
 Subordinated Note due
 2007                                             $  1,356,000    2/5/98         1,381,086    1,198,736    1,346,372
 Common Stock (B)                                     315 shs.    2/5/98           283,500      315,000      283,500
 Warrant, exercisable
 until 2006, to purchase
 shares of Class B common
 stock at $.01 per share
 (B)                                                  222 shs.    2/5/98                 2      184,416       57,121
                                                                              ------------ ------------ ------------
                                                                                 1,664,588    1,698,152    1,686,993
                                                                              ------------ ------------ ------------

Therma-Tru Corporation
A manufacturer of
residential exterior
entry door systems.
 12% Senior Subordinated
 Note due 2009                                    $    654,000    5/9/00           618,684      502,801      633,726
 Limited Partnership
 Interest of KT Holding
 Company L.P. (B)                                    .27% int.    5/5/00           368,190      409,100      368,190
 Warrant, exercisable
 until 2009, to purchase
 common stock at $.01 per
 share (B)                                            391 shs.    5/9/00                 4      152,055            4
                                                                              ------------ ------------ ------------
                                                                                   986,878    1,063,956    1,001,920
                                                                              ------------ ------------ ------------

Tidewater Holdings, Inc.
An operator of a barge
transportation line on
the Columbia/Snake River
system.
 Convertible Preferred
 Stock, convertible into                              560 shs.   7/25/96           504,000      560,000      401,194
 common stock at $1,000
 per share (B)
 Warrant, exercisable
 until 2008, to purchase
 common stock at $.01 per
 share (B)                                            237 shs.   7/25/96                21       24,103      169,703
                                                                              ------------ ------------ ------------
                                                                                   504,021      584,103      570,897
                                                                              ------------ ------------ ------------

--------------------------------------------------------------------------------

                                              MASSMUTUAL PARTICIPATION INVESTORS

June 30, 2000
(Unaudited)

                                                    Shares,
                                                     Units
                                                    Warrants                   Fair Value
                                                  Ownership or                     at                    Fair Value
                                                   Principal   Acquisition    Acquisition      Cost      at 6/30/00
                                                     Amount        Date           Date      (Note 2B)    (Note 2A)
Corporate Restricted Securities: (A) (Continued)  ------------ ------------   ------------ ------------ ------------

TransMontaigne Oil
Company - A.S.E.
An independent petroleum
products marketing
company.
 12.75% Senior
 Subordinated Debenture
 due 2000                                         $    600,000       3/28/91  $    637,140 $    593,100 $    608,520
 Common Stock (B)                                 203,165 shs.             *       314,108      598,597    1,057,718
 Warrant, exercisable
 until 2001, to purchase
 common stock at $3.60
 per share (B)                                     74,606 shs.       3/28/91         7,461       42,000      160,127
                                                                              ------------ ------------ ------------
                                                                                   958,709    1,233,697    1,826,365
                                                                              ------------ ------------ ------------

Trend Technologies, Inc.
A manufacturer and
assembler of plastic
injection molded parts.
 Limited Partnership
 Interests of Riverside V
 Holding Company L.P.                               4.13% int.            **        90,722      100,437       80,347
 Limited Partnership
 Interests of Riverside
 V-A Holding Company L.P.                           4.13% int.            **       262,233      274,193      205,653
                                                                              ------------ ------------ ------------
                                                                                   352,955      374,630      286,000
                                                                              ------------ ------------ ------------

Tridex Corp. - O.T.C.
A designer and
manufacturer of point-of-
sale monitors and
keyboards used by
retailers and
restaurants.
 12% Senior Subordinated
 Note due 2005                                    $  1,500,000       4/17/98        15,000    1,500,000      300,000
 Common Stock (B)                                  35,714 shs.       4/17/98       249,998      249,998       11,161
 Warrant, exercisable
 until 2005, to purchase
 common stock at $2.03
 per share (B)                                    109,091 shs.       5/26/98            --            1        1,091
                                                                              ------------ ------------ ------------
                                                                                   264,998    1,749,999      312,252
                                                                              ------------ ------------ ------------

Tronair, Inc.
A designer, engineer and
manufacturer of ground
support equipment for the
business, commuter and
commercial aviation
markets.
 Senior Secured Revolving
 Credit Facility
 due 2005                                         $    124,545       1/20/00       124,545      124,545      124,545
 10.5% Senior Secured
 Term Note due 2008                               $  1,353,750       1/20/00     1,294,456    1,353,750    1,292,019
 12% Senior Subordinated
 Note due 2010                                    $    758,100       1/20/00       725,805      703,046      724,592
 Common Stock (B)                                 129,960 shs.       1/20/00       103,968      129,960      103,968
 Warrant, exercisable
 until 2010, to purchase
 common stock at $.01 per
 share (B)                                        148,912 shs.       1/20/00         1,489       56,316        1,489
                                                                              ------------ ------------ ------------
                                                                                 2,250,263    2,367,617    2,246,613
                                                                              ------------ ------------ ------------

 *3/28/91, 12/18/91, 9/30/92, 9/30/93, 9/30/94, 3/31/95 and 5/9/95.
**3/21/97, 10/16/97, 11/19/97 and 3/12/99.
--------------------------------------------------------------------------------

                                              MASSMUTUAL PARTICIPATION INVESTORS

June 30, 2000
(Unaudited)

                                                    Shares,
                                                     Units
                                                    Warrants                Fair Value
                                                  Ownership or                  at                    Fair Value
                                                   Principal   Acquisition Acquisition      Cost      at 6/30/00
                                                     Amount       Date         Date      (Note 2B)    (Note 2A)
Corporate Restricted Securities: (A) (Continued)  ------------ ----------- ------------ ------------ ------------

Truseal Technologies,
Inc.
A manufacturer of sealant
systems for the North
American window and door
market.
 12.25% Senior
 Subordinated Note due
 2006                                             $  1,338,000   6/23/97   $  1,367,168 $  1,194,095 $  1,288,093
 Limited Partnership
 Interests (B)                                      5.02% int.   6/17/97        371,070      412,300      371,070
 Warrant, exercisable
 until 2006, to purchase
 limited partnership
 interests at $.01 per
 unit (B)                                             630 uts.   6/23/97              6      188,536            6
                                                                           ------------ ------------ ------------
                                                                              1,738,244    1,794,931    1,659,169
                                                                           ------------ ------------ ------------

TVI, Inc.
A retailer of used
clothing in the United
States, Canada and
Australia.
 15.971% Senior
 Subordinated Note due
 2008                                             $    984,375    5/2/00        947,953      937,935      954,844
 Common Stock (B)                                 187,500 shs.    5/2/00        168,750      187,500      168,750
                                                                           ------------ ------------ ------------
                                                                              1,116,703    1,125,435    1,123,594
                                                                           ------------ ------------ ------------

U.S. Netting, Inc.
A manufacturer of plastic
netting for a wide
variety of industries.
 Senior Secured Revolving
 Credit Facility due 2005                         $    125,820    5/3/95        125,820      125,820       64,860
 11% Senior Secured Note
 due 2005                                         $    535,900    5/3/95        592,598      535,900      331,776
 12% Subordinated Note
 due 2005                                         $    326,200    5/3/95        367,008      314,756      210,856
 Common Stock (B)                                   2,457 shs.    5/3/95         81,376      195,720        2,457
 Warrant, exercisable
 until 2005, to purchase
 common stock at $.01 per
 share (B)                                          1,398 shs.    5/3/95         46,291       17,971           14
                                                                           ------------ ------------ ------------
                                                                              1,213,093    1,190,167      609,963
                                                                           ------------ ------------ ------------

Unidigital, Inc.
A provider within the
digital image and digital
media services sector.
 14% Senior Subordinated
 Note due 2006                                    $  2,270,875   9/14/99      2,157,331    2,158,375    2,167,550
 Warrant, exercisable
 until 2006, to purchase
 limited partnership
 interests at $5.425 per
 unit (B)                                          77,640 shs.   9/14/99        112,524      112,500          776
                                                                           ------------ ------------ ------------
                                                                              2,269,855    2,270,875    2,168,326
                                                                           ------------ ------------ ------------

Unipac Corporation
A manufacturer of
laminated materials which
are used to seal a
variety of packaging
containers.
 Limited Partnership
 Interests of Riverside
 II Holding Company L.P.
 (B)                                               25,481 uts.         *         23,355       25,481           --
                                                                           ------------ ------------ ------------

*2/9/96 and 9/25/96.

--------------------------------------------------------------------------------

                                              MASSMUTUAL PARTICIPATION INVESTORS

June 30, 2000
(Unaudited)

                                                    Shares,
                                                     Units
                                                    Warrants                Fair Value
                                                  Ownership or                  at                    Fair Value
                                                   Principal   Acquisition Acquisition      Cost      at 6/30/00
                                                     Amount       Date         Date      (Note 2B)    (Note 2A)
Corporate Restricted Securities: (A) (Continued)  ------------ ----------- ------------ ------------ ------------

US Airways Group -
 N.Y.S.E.
A domestic and
international airline.
 10.8% Series A Secured
 Loan Certificates
 due 2003                                         $    260,288   6/29/94   $    221,245 $    244,691 $    262,813
                                                                           ------------ ------------ ------------

USFlow Corporation
A distributor of
industrial pipes, valves
and fittings.
 12.5% Senior
 Subordinated Note due
 2007                                             $  1,834,000  12/14/99      1,848,672    1,598,557    1,811,442
 Class B Common Stock (B)                             352 shs.  12/14/99        316,440      351,600      316,440
 Warrant, exercisable
 until 2007, to purchase
 common stock at $.01 per
 share (B)                                            299 shs.  12/14/99              3      244,533            3
                                                                           ------------ ------------ ------------
                                                                              2,165,115    2,194,690    2,127,885
                                                                           ------------ ------------ ------------

Victory Ventures, LLC
An acquirer of
controlling or
substantial interests in
other entities.
 Series A Preferred Units
 (B)                                                2,817 uts.   12/2/96          3,175        6,849        5,635
                                                                           ------------ ------------ ------------

Vitex Packaging, Inc.
A manufacturer of
specialty packaging,
primarily envelopes and
tags used on tea bags.
 Senior Secured Floating
 Rate Revolving Credit
 Facility due 2003                                $    487,987    1/2/98        492,916      487,987      485,840
 Senior Secured Floating
 Rate Tranche A Note due
 2005                                             $    999,600    1/2/98        991,703      999,600      994,202
 12% Senior Secured
 Tranche B Note due 2007                          $    336,000    1/2/98        339,394      310,800      319,738
 Senior Secured Floating
 Rate Tranch C
 Note due 2006                                    $    646,000   9/17/99        636,772      636,771      646,000
 Limited Partnership
 Interests of Riverside
 VI Holding Company L.P.                            3.31% int.         *        158,801      198,501      158,801
 Warrant, exercisable
 until 2007, to purchase
 common stock at $.01 per
 share (B)                                             59 shs.    1/2/98              1       34,430            1
                                                                           ------------ ------------ ------------
                                                                              2,619,586    2,668,089    2,604,582
                                                                           ------------ ------------ ------------
  Total Private Placement
  Investments                                                              $ 94,470,257  103,386,862   98,054,088
                                                                           ============ ------------ ------------

*12/30/97 and 9/9/99.
--------------------------------------------------------------------------------

                                              MASSMUTUAL PARTICIPATION INVESTORS

June 30, 2000
(Unaudited)

                                              Shares or                 Fair Value
Corporate Restricted       Interest   Due     Principal       Cost      at 6/30/00
Securities: (A)              Rate     Date      Amount     (Note 2B)    (Note 2A)
(Continued)                -------- -------- ------------ ------------ ------------ ---

Rule 144A Securities -
 8.40%: (A)
                                                                                    ---

Bonds - 3.47%
 360 Networks, Inc.         13.000% 05/01/08 $    800,000 $    780,975 $    800,000
 Climachem, Inc.            10.750  12/01/07      100,000       96,000       25,000
 Cuddy International
 Corp.                      10.750  12/01/07      470,000      462,978      102,225
 Enserch Exploration,
 Inc.                        7.540  01/02/09      858,767      858,767      728,879
 Flextronics
 International               9.875  07/01/10      225,000      223,245      226,687
 T C W Leveraged Income
 Trust, LP                   8.410  03/31/04    1,500,000    1,500,000    1,436,850
 Tekni-Plex, Inc.           12.750  06/15/10      465,000      458,629      463,838
                                             ------------ ------------ ------------
  Total Bonds                                $  4,418,767    4,380,595    3,783,479
                                             ============ ------------ ------------
Convertible Bonds - 3.65%
 Commscope, Inc.             4.000  12/15/06      125,000      125,000      134,976
 Conexant Systems, Inc.      4.000  02/01/07      640,000      622,851      487,898
 Diamond Offshore
 Drilling, Inc. (B)          0.000  06/06/20      675,000      337,230      316,724
 Echostar Communications,
 Inc.                        4.875  01/01/07      240,000      240,000      227,244
 Getty Images, Inc.          5.000  03/15/07      550,000      550,000      437,250
 Hyperion Solutions Corp.    4.500  03/15/05      100,000      100,000       89,672
 Rational Software Corp.     5.000  02/01/07      500,000      500,000      734,585
 Semtech Corp.               4.500  02/01/07      475,000      474,884      496,954
 Triquint Semiconductor,
 Inc.                        4.000  03/01/07      470,000      439,836      420,335
 Viropharma, Inc.            6.000  03/01/07      110,000       75,350       41,250
 Vitesse Semiconductor
 Corp.                       4.000  03/15/05      640,000      478,425      590,086
                                             ------------ ------------ ------------
  Total Convertible Bonds                    $  4,525,000    3,943,576    3,976,974
                                             ============ ------------ ------------
Convertible Preferred
Stock - 1.25%
 Alliant Energy
 Resources, Inc.                                    2,500      805,517      859,375
 D T Industries, Inc.                              20,000    1,000,000      500,000
                                                          ------------ ------------
  Total Convertible
  Preferred Stock                                            1,805,517    1,359,375
                                                          ------------ ------------
Warrants - 0.03%
 Winsloew Escrow
 Corporation (B)                                      700            7       35,000
                                                          ------------ ------------
  Total Warrants                                                     7       35,000
                                                          ------------ ------------
Total Rule 144A
Securities                                                  10,129,695    9,154,828
                                                          ------------ ------------
Total Corporate
Restricted Securities                                      113,516,557  107,208,916
                                                          ------------ ------------


--------------------------------------------------------------------------------

                                              MASSMUTUAL PARTICIPATION INVESTORS

June 30, 2000
(Unaudited)

                                             Shares or                Market Value
                          Interest   Due     Principal       Cost      at 6/30/00
Corporate Public            Rate     Date      Amount     (Note 2B)    (Note 2A)
Securities - 19.21%: (A)  -------- -------- ------------ ------------ ------------

Bonds - 7.23%
 Airplanes Pass Thru
 Trust                      8.150% 03/15/19 $  1,399,350 $  1,398,113 $  1,259,289
 Allied Waste NA, Inc.     10.000  08/01/09      500,000      395,000      422,500
 Canadian Airlines
 Corporation               10.000  05/01/05      230,000      230,500      239,775
 Central Tractor           10.625  04/01/07      300,000      293,250      210,000
 Derby Cycle Corporation   10.000  05/15/08      425,000      425,000      170,000
 GFSI, Inc.                 9.625  03/01/07      125,000      103,794       91,250
 Grove Worldwide            9.250  05/01/08      265,000      231,175       98,050
 Haynes International,
 Inc.                      11.625  09/01/04      580,000      522,950      406,000
 Hexcel Corporation         9.750  01/15/09      450,000      450,000      400,500
 Kevco, Inc.               10.375  12/01/07      225,000      123,750       67,500
 LLS Corporation           11.625  08/01/09      425,000      378,250      401,625
 MCMS, Inc.                 9.750  03/01/08      500,000      500,000      300,000
 Morris Materials
 Handling                   9.500  04/01/08      300,000      300,000       39,000
 Neff Corporation          10.250  06/01/08      120,000      118,813       74,400
 Northwest Airlines
 Corporation                8.970  01/02/15      920,759      920,759      933,438
 Numatics, Inc.             9.625  04/01/08      560,000      547,144      448,000
 Pillotex Corporation      10.000  11/15/06       50,000       51,500       17,500
 Sports Club Company       11.375  03/15/06      400,000      388,000      380,000
 United Refining Company   10.750  06/15/07      980,000      980,000      539,000
 W R Carpenter North
 America                   10.625  06/15/07      550,000      556,344      110,000
 WEC Company, Inc.         12.000  09/07/15      750,000      750,000      630,000
 Winsloew Escrow
 Corporation               12.750  08/15/07      700,000      684,033      644,000
                                            ------------ ------------ ------------
 Total Bonds                                $ 10,755,109   10,348,375    7,881,827
                                            ============ ------------ ------------

Common Stock - 3.51%
 Accelerated Networks,
 Inc. (B)                                            200        3,000        8,438
 American Country
 Holdings, Inc. (B)                               13,500      188,723       33,750
 Associated Materials,
 Incorporated                                     23,512      270,423      352,680
 Benson Petroleum, LTD.
 (B)                                             100,000       77,204      114,740
 BP Prudhoe Bay Royalty
 Trust                                            13,190      174,546      157,456
 Budget Group, The (B)                            47,164      986,991      194,552
 Charles River Lab
 Int'l, Inc. (B)                                   3,500       56,000       77,656
 Computer Horizons
 Corporation (B)                                  11,668      139,221      156,789
 Dreamlife, Inc. (B)                              39,375      438,156      142,734
 Excalibur Technologies
 Corp. (B)                                        15,800      545,403      631,012
 Exfo Electro-Optical
 Engineering (B)                                     700       18,200       30,712
 Florist Transworld
 Delivery, Inc. (B)                                9,374       13,754       56,244
 Rent-Way, Inc. - O.T.C.
 (B)                                              60,362      600,002    1,761,816
 Swiss Army Brands, Inc.
 (B)                                              21,000      212,150      107,625
                                                         ------------ ------------
 Total Common Stock                                         3,723,773    3,826,204
                                                         ------------ ------------

--------------------------------------------------------------------------------

                                              MASSMUTUAL PARTICIPATION INVESTORS

June 30, 2000
(Unaudited)

                                                  Shares or                Market Value
                              Interest    Due     Principal       Cost      at 6/30/00
Corporate Public                Rate      Date      Amount     (Note 2B)    (Note 2A)
Securities: (A) (Continued)  ---------- -------- ------------ ------------ ------------

Convertible Bonds - 3.47%
 Clear Channel
 Communication, Inc.           1.500%   12/01/02 $    250,000 $    250,000 $    244,512
 Conexant Systems, Inc.        4.000    02/01/07       95,000       74,575       72,422
 Cox Communications, Inc.      0.426    04/19/20    1,275,000      547,342      664,938
 Cymer, Inc.                   3.500    08/06/04      305,000      302,200      352,031
 Cypress Semiconductor
 Corporation                   3.750    07/01/05      470,000      455,500      450,279
 Cypress Semiconductor
 Corporation                   4.000    02/01/05      115,000      115,000      131,737
 Hyperion Solutions, Inc.      4.500    03/15/05       30,000       21,300       26,902
 Kellstorm Industries,
 Inc.                          5.500    06/15/03      500,000      427,231      212,745
 LSI Logic Corporation         4.000    02/15/05      275,000      273,763      291,844
 Networks Associates,
 Inc.                          0.000    02/13/18    1,600,000      557,007      559,888
 Solectron, Inc.               0.000    05/08/20      910,000      526,999      573,300
 Tower Automotive, Inc.        5.000    08/01/04      250,000      226,250      195,235
                                                 ------------ ------------ ------------
 Total Convertible Bonds                         $  6,075,000    3,777,167    3,775,833
                                                 ------------ ------------ ------------
 Total Corporate Public
 Securities                                                     17,849,315   15,483,864
                                                              ------------ ------------


                                                                           Market Value
                              Interest    Due     Principal       Cost      at 6/30/00
                             Rate/Yield   Date      Amount     (Note 2B)    (Note 2A)
Short-Term Securities:       ---------- -------- ------------ ------------ ------------
Commercial Paper - 5.86%
 Conagra, Inc.                 7.028    07/05/00 $    665,000 $    664,488 $    664,488
 Countrywide Home Loans,
 Inc.                          7.101    07/03/00      330,000      329,808      329,808
 Houston Industries
 Finance Co.                   7.158    07/06/00    1,820,000    1,818,217    1,818,217
 Pentair, Inc.                 6.961    07/10/00    2,475,000    2,470,759    2,470,759
 US West Capital Funding,
 Inc.                          7.361    07/07/00    1,100,000    1,098,449    1,098,449
                                                 ------------ ------------ ------------
 Total Short-Term
 Securities                                      $  6,390,000    6,381,721    6,381,721
                                                 ============ ------------ ------------


Total Investments    -   118.47%                                                       $137,747,593  129,074,501
                                                                                       ============ ------------
 Other Assets        -     3.63                                                                        3,949,293
 Liabilities         -   (22.10)                                                                     (24,076,212)
                       ---------                                                                    ------------
Total Net Assets     -   100.00%                                                                    $108,947,582
                       =========                                                                    ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.

(B) Non-income producing security.

See Notes to Financial Statements

--------------------------------------------------------------------------------

                                              MASSMUTUAL PARTICIPATION INVESTORS

June 30, 2000
(Unaudited)

                            INDUSTRY CLASSIFICATION

                                             Fair Value
                                             at 6/30/00
                                             (Note 2A)
Corporate Restricted Securities:            ------------

AUTOMOBILE - 3.58%
America's Body Co./LCP Holding Co.          $  1,955,347
LIH Investors, L.P.                            1,948,793
                                            ------------
                                               3,904,140
                                            ------------
BEVERAGE, FOOD & TOBACCO - 2.03%
Beta Brands, Inc.                                921,212
Cains Foods, L.P.                              1,285,986
Grand Lyon Enterprises                                --
                                            ------------
                                               2,207,198
                                            ------------
BROADCASTING &
ENTERTAINMENT - 0.21%
Echostar Communications, Inc.                    227,244
                                            ------------
BUILDINGS & REAL ESTATE - 5.43%
Adorn, Inc.                                    1,068,527
Strategic Equipment & Supply Partners, Inc     2,195,276
Therma-Tru Corporation                         1,001,920
Truseal Technologies, Inc.                     1,659,169
                                            ------------
                                               5,924,892
                                            ------------
CARGO TRANSPORT - 0.52%
Tidewater Holdings, Inc.                         570,897
                                            ------------
CHEMICAL, PLASTICS & RUBBER - 2.35%
AccTech, LLC                                          --
Contico International, Inc.                      309,630
Process Chemicals, LLC                         1,353,549
Trend Technologies, Inc.                         286,000
U.S. Netting, Inc.                               609,963
                                            ------------
                                               2,559,142
                                            ------------
CONSUMER PRODUCTS - 6.83%
Alpha Shirt Company                            2,157,210
Consumer Product Enterprises, Inc.             1,015,203
Corvest Promotional Products, Inc.             2,091,294
G C-Sun Holdings, LP                             891,577
Keepsake Quilting, Inc.                        1,281,338
                                            ------------
                                               7,436,622
                                            ------------

                                                     Fair Value
                                                     at 6/30/00
                                                     (Note 2A)
Corporate Restricted Securities: (Continued)        ------------

CONTAINERS, PACKAGING &
GLASS - 5.15%
C & K Manufacturing and Sales Company               $    336,856
Capitol Specialty Plastics, Inc.                             201
Fleming Acquisition Corporation                           39,962
Snyder Industries, Inc.                                2,168,779
Tekni-Plex, Inc.                                         463,838
Unipac Corporation                                            --
Vitex Packaging, Inc.                                  2,604,582
                                                    ------------
                                                       5,614,218
                                                    ------------
DIVERSIFIED/CONGLOMERATE - MANUFACTURING - 20.31%
Commscope, Inc.                                          134,976
D T Industries, Inc.                                     500,000
Eagle Pacific Industries, Inc.                         3,441,602
Evans Consoles, Inc.                                   1,625,313
Hartzell Manufacturing, Inc./CMS Holding Company       1,573,325
Hudson River Capital, LLC                                237,500
Hussey Seating Company                                 2,681,516
Jackson Products, Inc.                                   499,125
Kappler Safety Group, Inc.                             1,613,801
Maxtec International Corp.                               479,645
NPC, Inc.                                              2,596,847
PAR Acquisition Corp.                                    702,000
Pacific Coast Feather Company                          1,806,175
Safety Speed Cut Manufacturing                         2,547,332
The Tranzonic Companies                                1,686,993
                                                    ------------
                                                      22,126,150
                                                    ------------
DIVERSIFIED/CONGLOMERATE -SERVICE - 7.79%
Diversco, Inc./DHI Holdings, Inc.                      1,605,382
Examination Management Services, Inc.                  2,111,568
Hamilton Funeral Services                              1,549,966
Magnetic Data Technologies, Inc. /MDT Holdings LLC     1,628,035
Pharmaceutical Buyers, Inc.                              510,749
SpectaGuard Acquisition LLC                            1,083,757
                                                    ------------
                                                       8,489,457
                                                    ------------

--------------------------------------------------------------------------------

                                              MASSMUTUAL PARTICIPATION INVESTORS

June 30, 2000
(Unaudited)

                      INDUSTRY CLASSIFICATION (Continued)

                                                              Fair Value
                                                              at 6/30/00
                                                              (Note 2A)
Corporate Restricted Securities: (Continued)                 ------------

ELECTRONICS - 10.29%
Averstar, Inc.                                               $    954,132
Conexant Systems, Inc.                                            487,898
Directed Electronics, Inc.                                      2,138,086
Flextronics International                                         226,687
Hyperion Solutions Corp.                                           89,672
Intergration Technology Systems, Inc.                           1,406,743
Precision Dynamics, Inc.                                        1,776,435
Rational Software Corp.                                           734,585
Semtech Corporation                                               496,954
Tridex Corp.                                                      312,252
Triquint Semiconductor, Inc.                                      420,335
Unidigital, Inc.                                                2,168,326
                                                             ------------
                                                               11,212,105
                                                             ------------
FARMING & AGRICULTURE - 1.18%
Cuddy International Corp.                                         102,225
Polymer Technologies, Inc./Poli-Twine Western, Inc.             1,068,276
Protein Genetics, Inc.                                            110,680
                                                             ------------
                                                                1,281,181
                                                             ------------
FINANCE - 1.97%
Microfinancial, Inc.                                              403,600
Paribas Capital Funding LLC                                     1,741,950
                                                             ------------
                                                                2,145,550
                                                             ------------
HEALTHCARE, EDUCATION & CHILDCARE - 3.60%
Enzymatic Therapy, Inc.                                         1,069,287
Nexell Therapeutics                                             2,807,663
Viropharma, Inc.                                                   41,250
                                                             ------------
                                                                3,918,200
                                                             ------------
HOME & OFFICE FURNISHINGS, HOUSEWARES, AND DURABLE CONSUMER
PRODUCTS - 3.25%
Fasteners for Retail, Inc.                                      2,166,310
Star International Holdings, Inc.                               1,377,444
                                                             ------------
                                                                3,543,754
                                                             ------------
LEISURE, AMUSEMENT, ENTERTAINMENT - 3.60%
Adventure Entertainment Corporation                               960,729
CDnow, Inc.                                                           139
Merit Industries, Inc.                                            860,322
Olympic Boat Centers, Inc.                                      2,099,241
                                                             ------------
                                                                3,920,431
                                                             ------------

                                                    Fair Value
                                                    at 6/30/00
                                                    (Note 2A)
Corporate Restricted Securities: (Continued)       ------------

MINING, STEEL, IRON & NON PRECIOUS METALS - 1.11%
Better Minerals & Aggregates                       $  1,214,317
                                                   ------------

MISCELLANEOUS - 4.06%
CapeSuccess LLC                                          45,081
Climachem, Inc.                                          25,000
Enserch Exploration, Inc.                               728,879
Immedient Corporation                                    14,543
TCW Leveraged Income Trust, LP                        1,436,850
USFlow Corporation                                    2,127,885
Victory Ventures, LLC                                     5,635
Winsloew Escrow Corporation                              35,000
                                                   ------------
                                                      4,418,873
                                                   ------------
OIL AND GAS - 6.34%
Chaparral Resources, Inc.                                   240
Diamond Offshore Drilling, Inc.                         316,724
Golden Bear Oil Specialties                           2,036,623
Hanover Compressor Company                            1,957,642
Louis Dreyfus Natural Gas Corporation                   774,238
TransMontaigne Oil Company                            1,826,365
                                                   ------------
                                                      6,911,832
                                                   ------------
PERSONAL TRANSPORTATION - 2.30%
Tronair, Inc.                                         2,246,613
U.S. Airways Group                                      262,813
                                                   ------------
                                                      2,509,426
                                                   ------------
PRINTING & PUBLISHING - 0.40%
Getty Images, Inc.                                      437,250
                                                   ------------
RETAIL STORES - 4.03%
A T I Acquisition Corporation                         2,618,880
Discount Auto Parts                                     457,740
Rent-Way, Inc.                                          186,362
TVI, Inc.                                             1,123,594
                                                   ------------
                                                      4,386,576
                                                   ------------
TELECOMMUNICATIONS - 1.28%
360 Networks, Inc.                                      800,000
Vitesse Semiconductor Corp.                             590,086
                                                   ------------
                                                      1,390,086
                                                   ------------
UTILITIES - 0.79%
Alliant Energy Resources, Inc.                          859,375
                                                   ------------

Total Corporate Restricted
Securities - 98.40%                                $107,208,916
                                                   ============

--------------------------------------------------------------------------------

                                             MASSMUTUAL PARTICIPATION INVESTORS

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.History

  MassMutual Participation Investors (the "Trust") was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated April 7, 1988.

  The Trust is a closed-end diversified management investment company, whose investment objective is to maximize total return by providing a high level of current income, the potential for growth of such income, and capital appreciation, by investing primarily in a portfolio of privately placed fixed-income securities, at least half of which normally will include equity features.

  On January 27, 1998, the Board of Trustees authorized the formation of a totally held subsidiary ("MMPI Subsidiary Trust") for the purpose of holding certain investments. The results of MMPI Subsidiary Trust have been consolidated in the accompanying financial statements.

2.Significant Accounting Policies

  The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the financial statements in conformity with generally accepted accounting principles.

  A.Valuation of Investments:

  Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

  Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in or restrictions on resale and will therefore be "restricted securities". Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, restricted securities can be sold only in a directly negotiated transaction to a limited number of purchasers or in a public offering for which a registration statement is in effect under the Securities Act of 1933.

  The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Board of Trustees of the Trust (the "Trustees"). Each restricted security is valued by the Trustees as of the time of the acquisition thereof and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are thereafter used for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and the extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

  When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

  The Board of Trustees of the Trust meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust (otherwise than as Trustees) or of David L. Babson and Company, Incorporated ("Babson"), the Trust's investment adviser. In making valuations, the Trustees will consider reports by Babson analyzing each portfolio security in accordance with the relevant factors referred to above. Babson has agreed to provide such reports to the Trust at least quarterly.
-------------------------------------------------------------------------------

  The financial statements include restricted securities valued at $107,208,916 (98.40% of net assets) as of June 30, 2000 ($93,031,426 at June
  30, 1999) whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

  The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of June 30, 2000, subject to discount where appropriate, and are approved by the Trustees.

  Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates market value.

  B.Accounting for Investments:

  Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

  The cost basis of debt securities is not adjusted for amortization of premium since the Trust does not generally intend to hold such investments until maturity; however, the Trust has elected to accrue, for financial reporting purposes, certain discounts which are required to be accrued for federal income tax purposes.

  Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

  The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

  C.Use of Estimates:

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  D.Federal Income Taxes

  No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute all or a portion of such net gains.

3.Investment Advisory and Administrative Services Fee

  Under an investment advisory and administrative services contract with the Trust, Babson has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objective and policies of the Trust. Babson has further agreed that it will request each issuer of securities which MassMutual is prepared to purchase in a private placement, and which would be consistent with the investment policies of the Trust, to offer such securities also to the Trust and that it will use its best efforts to insure that such request is acceded to. MassMutual has agreed that, subject to such orders of the Securities and Exchange Commission as may apply, it will invest concurrently with the Trust in any such investment. Babson will also represent the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the contract, Babson is obligated to provide administration of the day-to-day operations of the Trust and to provide the Trust with office space and office equipment, safekeeping facilities, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

  For its services under the investment advisory and administrative services contract, Babson is paid a quarterly advisory and administrative services fee equal to .225% of the value of the Trust's net assets as of the last business day of each fiscal quarter, an amount approximately equivalent to .90% on an annual basis, provided that a majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson, approve the valuation of the Trust's net assets as of such day.
-------------------------------------------------------------------------------

4.Senior Secured Indebtedness:

  A.Note Payable

  On July 15, 1995, the Trust sold to MassMutual at par a $12,000,000 Senior Fixed Rate Convertible Note due July 15, 2002 (the "Note") which accrues at 6.93% per annum. The Note holder, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For each of the periods ended June 30, 2000 and 1999, the Trust incurred total interest expense on the Note of $415,800.

  B.Revolving Credit Agreement

  The Trust entered into a $15,000,000 senior secured, floating rate, revolving credit agreement (the "Revolver") with Fleet National Bank (the "Agent Bank"), pursuant to a credit agreement dated May 29, 1997, with a maturity date of May 31, 2004.

  The Revolver bears interest at a variable per annum rate equal to the three-month Eurodollar rate plus a margin of .40 percent per annum or the most recent Federal Funds rate plus a margin of .50 percent per annum. Interest is paid to the Agent Bank as it becomes due. The Trust also incurs expense on the undrawn portion of the total approved credit agreement at a rate of .185 percent per annum.

  As of June 30, 2000, there were $10,500,000 in outstanding loans against the Revolver and the average blended rate of interest charged on the Revolver was 6.62%. For the period ended June 30, 2000, the Trust incurred total interest expense on the Revolver of $347,619, including $4,151 related to the undrawn portion.

5.Purchases and Sales of Investments

                                    For the six  For the six
                                    months ended months ended
                                     6/30/2000    6/30/1999
                                    ------------ ------------
                                       Cost of Investments
                                            Acquired
                                    -------------------------
   Corporate restricted securities  $ 29,672,762 $ 26,403,767
   Corporate public securities        11,328,757   12,325,813
   Short-term securities             217,084,544  174,147,323
                                     Proceeds from Sales or
                                           Maturities
                                    -------------------------
   Corporate restricted securities  $ 26,529,261 $ 18,220,454
   Corporate public securities        19,369,860   18,158,746
   Short-term securities             217,350,751  178,903,656

  The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of June 30, 2000. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of June 30, 2000 is $8,673,092 and consists of $11,328,469 appreciation and $20,001,561 depreciation.

  The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of June 30, 1999. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of June 30, 1999 is $7,367,478 and consists of $8,958,195 appreciation and $16,325,673 depreciation.
-------------------------------------------------------------------------------

6.Quarterly Results of Investment Operations

                                 Amount     Per Share    Amount      Per Share
                               ----------  ----------  ----------   ----------
                                   March 31, 2000          March 31, 1999
                               ----------------------- -----------------------
   Investment income           $2,913,615              $2,961,161
   Net investment income        2,222,077       $0.24   2,294,359        $0.24
   Net realized and
    unrealized gain (loss) on
    investments                 6,278,781        0.67  (2,087,179)        0.26
                                    June 30, 2000           June 30, 1999
                               ----------------------- -----------------------
   Investment income            3,093,161               2,967,002
   Net investment income        2,410,073        0.26   2,302,183         0.25
   Net realized and
    unrealized gain on
    investments                 3,261,864        0.35     464,179         0.05

--------------------------------------------------------------------------------

      Trustees

Donald E. Benson*
Milton Cooper
Richard G. Dooley
Donald Glickman
Martin T. Hart*
Jack A. Laughery
Corine T. Norgaard
Stuart H. Reese

[LOGO]

             Officers

Stuart H. Reese,          Chairman
Richard G. Dooley,        Vice Chairman
Robert E. Joyal,          President
Charles C. McCobb, Jr.,   Vice President &
                          Chief Financial
                          Officer
Stephen L. Kuhn,          Vice President &
                          Secretary
Michael P. Hermsen,       Vice President
Mary Wilson Kibbe,        Vice President
Michael L. Klofas,        Vice President
Richard C. Morrison,      Vice President
Clifford M. Noreen,       Vice President
Mark B. Ackerman,         Treasurer
Victoria Fortier,         Comptroller

*Member of the Audit Committee

                 Dividend Reinvestment and Cash Purchase Plan

MassMutual Participation Investors offers a Dividend Reinvestment and Cash Purchase Plan. The Plan provides a simple and automatic way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. The dividends of each shareholder will be automatically reinvested in the Trust by Shareholder Financial Services Inc., the Transfer Agent, in accordance with the Plan, unless such shareholder elects not to participate by providing written notice to the Transfer Agent. A shareholder may terminate his or her participation by notifying the Transfer Agent in writing.

Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $100 nor more than $5,000 per quarter.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment. When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Participation Investors' Dividend Reinvestment and Cash Purchase Plan, P.O. Box 173673, Denver CO 80217-3673.

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